Schedule H, Line 4i – Schedule of Assets (Held At End of Year)	12 Months Ended
Dec. 31, 2025
EBP 051
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H, Line 4i – Schedule of Assets (Held At End of Year)
Hormel Foods Corporation
Tax Deferred Investment Plan B

Schedule H, Line 4i – Schedule of Assets (Held at End of Year)
EIN: 41-0319970 Plan Number: 051
December 31, 2025

Identity of Issuer, Borrower, Lessor, or Similar Party	Number of Shares/Units Held		Current Value
Insurance company general account:
Empower Retirement, LLC*:
General Investment Account, contract value			$37,518,855

Mutual funds
Fidelity Global EX US Index	49,991	units	932,826
Fidelity Small Cap Index	44,589	units	1,379,137
Global Equity Fund LSV Global Value	102,615	units	1,501,936
Total mutual funds			3,813,899

Non-pooled separate account:
Empower Trust Company, LLC*:
Hormel Foods Corporation Stock Fund*	500,200	units	28,865,231

Separate trust accounts:
Empower Trust Company, LLC*:
BlackRock Equity Index S&P 500	234,920	units	12,374,143
BlackRock LifePath Index 2030	608,572	units	14,196,580
BlackRock LifePath Index 2035	527,999	units	13,682,735
BlackRock LifePath Index 2040	388,182	units	11,045,286
BlackRock LifePath Index 2045	360,804	units	11,111,672
BlackRock LifePath Index 2050	269,102	units	8,753,767
BlackRock LifePath Index 2055	206,349	units	6,854,041
BlackRock LifePath Index 2060	113,269	units	3,142,695
BlackRock LifePath Index 2065	101,911	units	1,518,146
BlackRock LifePath Index 2070	20,188	units	238,785
BlackRock LifePath Index Retirement	700,161	units	13,143,127
BlackRock US Debt Index	36,789	units	466,692
Core Plus Bond Fund	190,220	units	1,955,731
Global Equity Fund CIT	935,938	units	13,517,422
Total separate trust accounts			112,000,820

Self-directed brokerage assets
Charles Schwab & Co.			1,493,415

Promissory notes*	Varying maturity dates with interest rates ranging from 5.25% to 10.50%		7,292,727
Total assets (held at end of year)			$190,984,947
*Indicates a party-in-interest to the Plan.